Contract Liabilities - Schedule of Change in Contract Liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract liabilities, Beginning balance	£ 68,379	£ 17,993
Additions during period	20,392	55,601
Revenue unwound during period	(12,023)	(5,215)
Contract liabilities, Ending balance	76,748	68,379
Current
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract liabilities, Beginning balance	17,042	2,478
Additions during period	4,166	19,779
Revenue unwound during period	(12,023)	(5,215)
Program rephasing	(4,938)
Contract liabilities, Ending balance	4,247	17,042
Non-current
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Contract liabilities, Beginning balance	51,337	15,515
Additions during period	16,226	35,822
Program rephasing	4,938
Contract liabilities, Ending balance	£ 72,501	£ 51,337